Document and Entity Information	12 Months Ended
Jan. 31, 2021 shares
Details
Registrant Name	Pacific Booker Minerals Inc.
Registrant CIK	0001319150
SEC Form	20-F
Period End date	Jan. 31, 2021
Fiscal Year End	--01-31
Number of common stock shares outstanding	16,766,969
Filer Category	Non-accelerated Filer
Current with reporting	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Shell Company	false
Emerging Growth Company	false
Entity Address, Postal Zip Code	00000
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY